Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments to extend credit
Contractual amounts of financial instruments with off-balance-sheet risk
Fixed Rate	$ 4,046,134	$ 18,054,533
Variable Rate	774,000	2,896,500
Unused lines of credit
Contractual amounts of financial instruments with off-balance-sheet risk
Fixed Rate	1,254,057	2,789,175
Variable Rate	58,555,975	48,102,533
Standby letters of credit
Contractual amounts of financial instruments with off-balance-sheet risk
Fixed Rate	$ 5,342,944	$ 274,039
Commitments to make loans | Minimum
Contractual amounts of financial instruments with off-balance-sheet risk
Interest rate of fixed rate loan commitments (as a percent)	3.75%
Maturity period of fixed rate loan commitments	15 years
Commitments to make loans | Maximum
Contractual amounts of financial instruments with off-balance-sheet risk
Period for which loan commitments are made	60 days
Interest rate of fixed rate loan commitments (as a percent)	6.75%
Maturity period of fixed rate loan commitments	30 years